INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Balance at beginning of the period	$ 173,783,956
Balance at end of the period	172,743,513
Gross carrying amount
Intangible assets
Balance at beginning of the period	202,306,618	$ 94,229,557
Additions	4,674,722	6,074,614
Additions from business combination		96,818,958
Foreign currency translation	(272,497)	5,063
Balance at end of the period	206,708,843	197,128,192
HB4 and breeding program
Intangible assets
Balance at beginning of the period	31,679,681
Balance at end of the period	32,554,026
HB4 and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the period	34,958,425	31,371,088
Additions	1,729,439	1,738,631
Balance at end of the period	36,687,864	33,109,719
Integrated seed products
Intangible assets
Balance at beginning of the period	2,841,008
Balance at end of the period	2,516,125
Integrated seed products | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,219,808	3,181,155
Foreign currency translation	(269,869)	8,296
Balance at end of the period	2,949,939	3,189,451
Microbiology product
Intangible assets
Balance at beginning of the period	49,508,801
Balance at end of the period	50,829,622
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	55,645,028	8,855,421
Additions	2,725,454	4,187,908
Additions from business combination		39,613,280
Foreign currency translation	(1,661)	(2,279)
Balance at end of the period	58,368,821	52,654,330
Trademarks and patents
Intangible assets
Balance at beginning of the period	59,760,753
Balance at end of the period	57,429,133
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	67,653,234	12,183,045
Additions	1,288	49,783
Additions from business combination		55,420,441
Balance at end of the period	67,654,522	67,653,269
Software
Intangible assets
Balance at beginning of the period	1,987,690
Balance at end of the period	1,923,055
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,582,411	5,176,373
Additions	218,541	98,292
Foreign currency translation	(967)	(954)
Balance at end of the period	5,799,985	5,273,711
Customer loyalty
Intangible assets
Balance at beginning of the period	23,006,023
Balance at end of the period	22,491,552
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	30,247,712	28,462,475
Additions from business combination		1,785,237
Balance at end of the period	30,247,712	30,247,712
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,000,000	5,000,000
Balance at end of the period	$ 5,000,000	$ 5,000,000